UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03324

The Guardian Cash Fund, Inc.

(Exact name of registrant as specified in charter)

7 Hanover Square New York, N.Y. 10004

(Address of principal executive offices) (Zip code)

John H. Walter	Thomas G. Sorell
The Guardian Cash Fund, Inc.	The Guardian Cash Fund, Inc.
7 Hanover Square	7 Hanover Square
New York, N.Y. 10004	New York, N.Y. 10004

(Name and address of agents for service)

Registrant’s telephone number, including area code: (800) 221-3253

Date of fiscal year end: December 31

Date of reporting period: June 30, 2006

ITEM 1. REPORTS TO STOCKHOLDERS.

The Semiannual Report to Shareholders follows.

■ The Guardian Cash Fund	Semiannual Report To Contractowners

Alexander M. Grant, Jr.,

Portfolio Manager

Objective:

Seeks as high a level of current income as is consistent with preservation of capital and maintenance of liquidity

Portfolio:

Short-term money market instruments

Inception Date:

November 10, 1981

Net Assets at

June 30, 2006:

$232,350,552

Portfolio Statistics  (As of 6/30/2006)

Average Maturity (days)	34
Yields:
Effective 7-day Yield	4.63%
Current 7-day Yield	4.53%

Sector Allocation  (As of 6/30/2006)

Average Annual Total Returns  (For periods ended 6/30/2006)

	Year to Date	1 Yr	5 Yrs	10 Yrs	Since Inception 11/10/1981
The Guardian Cash Fund	2.07%	3.70%	1.75%	3.44%	5.42%
Lehman Brothers 3-Month Treasury Bill Index	2.20%	4.01%	2.25%	3.85%	5.66%

About information in this report:

•	All performance data quoted is historical and the results represent past performance and neither guarantee nor predict future investment results. To obtain performance data current to the most recent month (available within 7 business days of the most recent month end), please call us at (800) 221-3253 or visit our website at www.guardianinvestor.com. Current performance may be higher or lower than the performance quoted here. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
•	It is important to consider the Fund’s investment objectives, risks, fees and expenses before investing. All funds involve some risk, including possible loss of the principal amount invested.
•	The Lehman Brothers 3-Month Treasury Bill Index is generally considered representative of the average yield of three-month Treasury Bills. Index returns are provided for comparative purposes. Please note that the index is unmanaged and not available for direct investment and its returns do not reflect the fees and expenses that have been deducted from the Fund.
•	Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. The return figures shown do not reflect the deduction of taxes that a contractowner may pay on distributions or redemption of units.
•	Yields are annualized historical figures. Effective yield assumes reinvested income. Yields will vary as interest rates change. Past performance is not indicative of future results.
•	Shares of The Guardian Cash Fund are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC), the National Credit Union Association (NCUA), the Federal Reserve Board or any other agency. Although the Fund seeks to preserve the value of an investment at $10.00 per share, it is possible to lose money investing in the Fund.

THE GUARDIAN CASH FUND	1

■ The Guardian Cash Fund	Semiannual Report To Contractowners

Fund Expenses

By investing in the Fund, you incur two types of costs: (1) transaction costs, including, as applicable, sales charges on purchase payments, reinvested dividends, or other distributions; redemption fees and exchange fees; and (2) ongoing costs, including, as applicable, management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other underlying funds.

The example is based on an investment of $1,000 invested on January 1, 2006 and held for six months ended June 30, 2006.

Actual Expenses

The first line in the table provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Expenses Paid During the Period*	Annualized Expense Ratio
Actual	$1,000	$1,020.70	$2.91	0.58%
Hypothetical (5% return before expenses)	$1,000	$1,021.92	$2.91	0.58%

*	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the Fund’s most recent fiscal half-year).

2	THE GUARDIAN CASH FUND

■	The Guardian Cash Fund, Inc.

Schedule of Investments

June 30, 2006 (Unaudited)

Principal Amount		Value

Corporate Bonds — 10.3%
Capital Markets — 4.3%
$5,000,000	Goldman Sachs Group LP 5.149% due 7/3/2006 (1)	$5,000,338
5,000,000	J.P. Morgan Chase 6.875% due 1/15/2007	5,041,893

		10,042,231

Computers and Peripherals — 2.1%
5,000,000	IBM Corp. 4.875% due 10/1/2006	4,999,165

Conglomerates — 1.7%
4,007,000	General Electric Capital Corp. 5.00% due 2/15/2007	4,000,699

Oil, Gas and Consumable Fuels — 2.2%
5,000,000	Conoco Fdg. Co. 5.45% due 10/15/2006	5,007,765

	Total Corporate Bonds (Cost $24,049,860)	24,049,860

Certificates of Deposit — 6.5%
$5,000,000	Societe Generale NA 5.31% due 12/8/2006	$5,000,000
5,000,000	Washington Mutual Bank 5.28% due 8/7/2006	5,000,573
5,000,000	Wells Fargo Bank NA 5.207% due 7/20/2006 (1)	5,000,000

	Total Certificates of Deposit (Cost $15,000,573)	15,000,573

U.S. Government Security — 2.2%
U.S. Government Agency Security — 2.2%
$5,000,000	FHLB 5.00% due 2/9/2007 (Cost $5,000,000)	$5,000,000

Commercial Paper — 61.3%
ASSET BACKED — 6.6%
$5,000,000	Barton Capital LLC 5.26% due 8/9/2006†	$4,971,508
5,000,000	Sheffield Receivables Corp. 5.21% due 7/18/2006†	4,987,699
5,347,000	Surrey Funding Corp. 5.09% due 7/18/2006†	5,334,148

	TOTAL ASSET BACKED	15,293,355

FINANCIAL — 19.3%
Finance Companies — 2.2%
$5,000,000	Danske Corp. 5.09% due 7/26/2006	$4,982,326

Financial–Banks — 10.7%
5,000,000	Abbey National NA LLC 4.98% due 7/3/2006	4,998,617
5,000,000	BNP Paribas Finance, Inc. 5.302% due 8/28/2006	4,957,289
5,000,000	Dresdner US Finance 5.04% due 7/10/2006	4,993,700
5,000,000	HVB U.S. Finance 5.18% due 7/19/2006†	4,987,050
5,000,000	UBS Finance LLC 5.275% due 7/31/2006	4,978,021

		24,914,677

Principal Amount		Value

Financial–Other — 6.4%
$5,000,000	American General Fin. Corp. 5.27% due 8/14/2006	$4,967,795
5,000,000	Bear Stearns Co., Inc. 5.04% due 7/5/2006	4,997,200
5,000,000	Countrywide Fin. Corp. 5.25% due 7/25/2006	4,982,500

		14,947,495

	TOTAL FINANCIAL	44,844,498

INDUSTRIAL — 35.4%
Aerospace and Defense — 0.4%
$1,000,000	United Technologies Corp. 5.29% due 7/3/2006	$999,706

Agricultural — 2.2%
5,000,000	Cargill Global Fdg. 5.27% due 7/13/2006	4,991,217

Automotive — 6.4%
5,000,000	American Honda Fin. Corp. 5.19% due 7/25/2006	4,982,700
5,000,000	BMW U.S. Capital LLC 5.15% due 7/17/2006	4,988,556
5,000,000	Toyota Motor Credit Corp. 5.23% due 8/21/2006	4,962,954

		14,934,210

Electronic Equipment and Instruments — 2.2%
5,000,000	Hitachi America Capital Ltd. 5.27% due 7/11/2006†	4,992,681

Food and Beverage — 6.4%
5,000,000	Coca-Cola Enterprises, Inc. 5.19% due 7/21/2006	4,985,583
5,000,000	Concentrate Mfg. Co. 5.23% due 7/19/2006	4,986,925
5,000,000	Hershey Foods Corp. 5.21% due 8/7/2006	4,973,227

		14,945,735

Manufacturing — 2.1%
5,000,000	Danaher Corp. 5.05% due 7/18/2006	4,988,076

Media — 2.1%
5,000,000	McGraw-Hill, Cos., Inc. 5.24% due 7/24/2006	4,983,261

Metals and Mining — 2.2%
5,000,000	Alcoa, Inc. 5.30% due 7/3/2006	4,998,528

Oil and Gas Services — 2.1%
5,000,000	Koch Inds., Inc. 5.27% due 7/28/2006†	4,980,237

Personal Products — 2.8%
6,500,000	L’Oreal USA, Inc. 5.21% due 7/20/2006	6,482,127

Pharmaceuticals — 2.2%
5,000,000	Alcon Capital Corp. 5.10% due 7/7/2006	4,995,750

See notes to financial statements.

3

■	The Guardian Cash Fund, Inc.

Schedule of Investments (Continued)

June 30, 2006 (Unaudited)

Principal Amount		Value

Utilities–Electric and Water — 4.3%
$5,000,000	National Rural Utilities Coop. Fin. 5.25% due 7/26/2006	$4,981,771
5,000,000	Southern Co. 5.18% due 7/13/2006	4,991,366

		9,973,137

	TOTAL INDUSTRIAL	82,264,665

	Total Commercial Paper (Cost $142,402,518)	142,402,518

Taxable Municipal Securities (1) — 19.5%
California — 1.8%
$2,195,000	California Housing Fin. Agency 5.43% due 7/5/2006	$2,195,000
2,000,000	Sacramento Cnty., California 5.43% due 7/5/2006	2,000,000

		4,195,000

Colorado — 3.9%
	Colorado Housing & Fin. Auth.
4,105,000	5.43% due 7/5/2006	4,105,000
4,930,000	5.43% due 7/5/2006	4,930,000

		9,035,000

Connecticut — 1.1%
2,500,000	Connecticut St. Housing & Fin. Auth. 5.30% due 7/6/2006	2,500,000

Michigan — 1.7%
3,950,000	Michigan St. Housing Dev. Auth. 5.43% due 7/5/2006	3,950,000

New York — 7.3%
11,940,000	New York City Trans. 5.43% due 7/5/2006	11,940,000
5,100,000	New York St. Dormitory Auth. Rev. 5.37% due 7/6/2006	5,100,000

		17,040,000

Utah — 3.7%
1,925,000	Utah Housing Corp. Single Family Ser. D-2 Cl. I
	5.43% due 7/5/2006	1,925,000
2,720,000	Utah Housing Corp. Single Family Ser. E-2 Cl. I
	5.43% due 7/5/2006	2,720,000
1,740,000	Utah St. Housing Fin. Agency G-3 Cl. I 5.43% due 7/5/2006	1,740,000
2,300,000	Utah St. Housing Fin. Agency Ser. F-3 Cl. I 5.43% due 7/5/2006	2,300,000

		8,685,000

	Total Taxable Municipal Securities (Cost $45,405,000)	45,405,000

Principal Amount		Value

Repurchase Agreement — 0.3%
$699,000	State Street Bank and Trust Co. repurchase agreement, dated 6/30/2006, maturity value $699,288 at 4.95%, due 7/3/2006 (2) (Cost $699,000)	$699,000

Total Investments — 100.1% (Cost $232,556,951)		232,556,951
Liabilities in Excess of Cash, Receivables and Other Assets — (0.1)%		(206,399)

Net Assets — 100%		$232,350,552

†	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to certain qualified buyers. At 6/30/2006, the aggregate market value of these securities amounted to $30,253,323 representing 13.0% of net assets which have been deemed liquid pursuant to the Fund’s liquidity procedures approved by the Board of Directors.
(1)	Floating rate note. The rate shown is the rate in effect at 6/30/2006. The due date shown is the next rate reset date.
(2)	The repurchase agreement is fully collateralized by $745,000 in U.S. Government Agency, 4.125%, due 11/18/2009, with a value of $716,131.

See notes to financial statements.

4

■	The Guardian Cash Fund, Inc.

Statement of Assets and Liabilities

June 30, 2006 (Unaudited)

ASSETS
Investments, at market (cost $232,556,951)	$232,556,951
Cash	329
Interest receivable	916,324
Receivable for fund shares sold	32,173
Other assets	4,326

Total Assets	233,510,103

LIABILITIES
Payable for fund shares redeemed	1,043,438
Accrued expenses	20,105
Due to GIS	96,008

Total Liabilities	1,159,551

Net Assets	$232,350,552

COMPONENTS OF NET ASSETS
Capital stock, at par	$2,323,506
Additional paid-in capital	230,027,046

Net Assets	$232,350,552

Shares Outstanding — $0.10 Par Value	23,235,055

Net Asset Value Per Share	$10.00

Statement of Operations

Six Months Ended

June 30, 2006 (Unaudited)

INVESTMENT INCOME
Interest	$5,062,399

Expenses:
Investment advisory fees — Note B	534,340
Custodian fees	35,268
Directors’ fees — Note B	15,890
Printing expense	15,690
Audit fees	11,893
Insurance expense	8,642
Legal fees	3,968
Registration fees	466
Other	226

Total Expenses	626,383

NET INVESTMENT INCOME, REPRESENTING NET INCREASE IN NET ASSETS FROM OPERATIONS	$4,436,016

See notes to financial statements.

5

■	The Guardian Cash Fund, Inc.

Statements of Changes in Net Assets

	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005 (Audited)
INCREASE/(DECREASE) IN NET ASSETS
From Operations:
Net investment income	$4,436,016	$6,866,066

Dividends to Shareholders from:
Net investment income	(4,436,016)	(6,866,066)

From Capital Share Transactions:
Net increase/(decrease) in net assets from capital share transactions — Note D	14,839,504	(78,289,137)

Net Increase/(Decrease) in Net Assets	14,839,504	(78,289,137)

NET ASSETS:

Beginning of period	217,511,048	295,800,185

End of period	$232,350,552	$217,511,048

See notes to financial statements.

6

■	The Guardian Cash Fund, Inc.

Financial Highlights

Selected data for a share of capital stock outstanding throughout the periods indicated:

	Six Months Ended June 30, 2006 (Unaudited)		Year Ended December 31, (Audited)
			2005	2004	2003	2002	2001
Net asset value, beginning of period	$10.00		$10.00	$10.00	$10.00	$10.00	$10.00

Income from investment operations:
Net investment income	0.21		0.27	0.08	0.07	0.12	0.35

Dividends to shareholders from:
Net investment income	(0.21)		(0.27)	(0.08)	(0.07)	(0.12)	(0.35)

Net asset value, end of period	$10.00		$10.00	$10.00	$10.00	$10.00	$10.00

Total return*	2.07	%(a)	2.69%	0.85%	0.66%	1.25%	3.58%

Ratios/supplemental data:
Net assets, end of period (000’s omitted)	$232,351		$217,511	$295,800	$356,271	$492,713	$515,223
Ratio of expenses to average net assets	0.58	%(b)	0.58%	0.57%	0.56%	0.55%	0.55%
Ratio of net investment income to average net assets	4.15	%(b)	2.60%	0.84%	0.67%	1.24%	3.43%

*	Total returns do not reflect the effects of charges deducted pursuant to the terms of GIAC’s variable contracts.
Inclusion of such charges would reduce the total returns for all periods shown.
(a)	Not annualized.
(b)	Annualized.

See notes to financial statements.

7

■	The Guardian Cash Fund, Inc.

Notes to Financial Statements

June 30, 2006 (Unaudited)

Note A.	Organization and Accounting Policies

The Guardian Cash Fund, Inc. (the Fund or GCF) is incorporated in the state of Maryland and is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (1940 Act).

Shares of GCF are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (GIAC). GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income, gains (losses) and expenses during the reporting period. Actual results could differ from those estimates.

Significant accounting policies of the Fund are as follows:

Investments

Repurchase agreements are carried at cost which approximates market value (see Note C). GCF values its investments based on amortized cost in accordance with Rule 2a-7 under the 1940 Act.

Investment transactions are recorded on the date of purchase or sale.

Dividend Distributions

Dividends from net investment income, which includes any net realized capital gains or losses, are declared and accrued daily and paid monthly on the last business day of each month. All dividends and distributions are credited in the form of additional shares of GCF.

Distributions are determined in conformity with federal income tax regulations. Differences between the recognition of income on an income tax basis and recognition of income based on GAAP may cause temporary overdistributions of net realized gains and net investment income on a GAAP basis.

Taxes

GCF has qualified and intends to remain qualified to be taxed as a “regulated investment company” under the provisions of the U.S. Internal Revenue Code (Code), and as such will not be subject to federal income tax on taxable income (including any realized capital gains) which is distributed in accordance with the provisions of the Code. Therefore, no federal income tax provision is required.

Reclassification of Capital Accounts

The treatment for financial statement purposes of distributions made during the year from net investment income and net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences primarily are caused by differences in the timing of the recognition of certain components of income or capital gains for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications would have no effect on net assets, results of operations, or net asset value per share of the Fund.

Note B.	Investment Advisory Agreements and Payments to or from Related Parties

The Fund has an investment advisory agreement with Guardian Investor Services LLC (GIS), a wholly-owned subsidiary of GIAC. Fees for investment advisory are currently at an annual rate of 0.50% of the average daily net assets of the Fund. GCF pays GIS investment advisory fees at an annual rate of 0.50% of its average daily net assets for the first $500 million and at an annual rate of 0.45% of its average daily net assets in excess of $500 million.

The Guardian Fund Complex pays directors who are not “interested persons” (as defined in the 1940 Act) fees consisting of a $5,000 per meeting fee and an annual retainer of $30,500, allocated among all funds in the Guardian Fund Complex based on their relative average daily net assets. Board committee members also receive a fee of $2,000 per committee meeting, which also is allocated among all funds in the Guardian Fund Complex based on their relative average daily net assets. Additional compensation is paid to the Chairmen of the Nominating and Governance Committee and the Audit Committee, respectively. GIS pays compensation to certain directors who are interested persons. Certain officers and directors of the Funds are affiliated with GIS.

Note C.	Repurchase Agreements

The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities. Repurchase agreements are fully collateralized (including the interest

8

■	The Guardian Cash Fund, Inc.

Notes to Financial Statements (Continued)

June 30, 2006 (Unaudited)

earned thereon) and such collateral is marked-to-market daily while the agreements remain in force. If the value of the collateral falls below the value of the repurchase price plus accrued interest, GCF will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, GCF maintains the right to sell the collateral and may claim any resulting loss against the seller.

Note D.	Transactions in Capital Stock

There are 100,000,000 shares of $0.10 par value capital stock authorized for GCF. Transactions in capital stock were as follows:

	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005 (Audited)	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005 (Audited)
	Shares		Amount
Shares sold	9,476,175	13,825,996	$94,761,750	$138,259,958
Shares issued in reinvestment of dividends	443,601	686,607	4,436,016	6,866,066
Shares repurchased	(8,435,826)	(22,341,516)	(84,358,262)	(223,415,161)

Net increase/(decrease)	1,483,950	(7,828,913)	$14,839,504	$(78,289,137)

9

■	The Guardian Cash Fund, Inc.

Board Approval of Investment Management Agreements (Unaudited)

The Boards of Directors of The Guardian Variable Contract Funds, Inc. (“GVCF”), GIAC Funds, Inc. (“GIAC”), The Guardian Bond Fund, Inc. (“GBF” and a “Fund”) and The Guardian Cash Fund, Inc. (“GCF” and a “Fund”) (together, the series of GVCF and GIAC, and GBF and GCF are referred to as the “Funds,”) approved the renewal of the management agreement for each Fund and, as applicable, the subadvisory agreement for each Fund on November 17, 2005. As a part of the renewal process, the Boards of Directors of GVCF, GIAC, GBF and GCF met independently of Fund management and of the interested Board Members to consider the renewal of: (1) the management agreement (“Management Agreement”) between each of the Funds and Guardian Investor Services LLC (“GIS”) or as applicable, Guardian Baillie Gifford Limited (“GBG” and together with GIS, each referred to as a “Manager”); (2) as applicable, the subadvisory agreements (each a “Subadvisory Agreement”) between GBG and Baillie Gifford Overseas Limited (“BGO”) and the subadvisory agreements between GIS and UBS Global Asset Management (Americas) Inc. (“UBS” and together with BGO, each referred to as a “Subadvisor”). (The Management Agreements and the Subadvisory Agreements are together referred to as the “Advisory Agreements.”) As part of the review process, the Independent Directors were represented by independent legal counsel. The Independent Directors reviewed comprehensive materials received from the Managers, Subadvisors and independent counsel in connection with contract review. The Independent Directors noted that each Board also received regular information throughout the year regarding performance and operating results of each Fund and that in evaluating the Advisory Agreements, they were taking into account their accumulated experience as Board members in working with the Managers on matters relating to the Funds.

In preparation for the review process, the Independent Directors met with independent legal counsel and discussed the type and nature of information to be provided and sent a formal request for information to Fund management. The Managers and Subadvisors provided extensive information to all Board members in response to the request. Among other information, the Independent Directors reviewed materials to assess the services provided by each Manager and Subadvisor, and, as applicable, information comparing the performance, advisory fees and expense ratios of each Fund to other mutual funds, information about the profitability from the Advisory Agreements to the Managers and to the Subadvisors, information about economies of scale and information about the other benefits to the Managers and Subadvisors and their affiliates resulting from their relationship with the Funds (“fall-out benefits”). The Independent Directors reviewed comparative performance and management fee and expense ratios of peer groups of funds selected by Morningstar, Inc. (“Morningstar”). The Independent Directors also received a memorandum from independent legal counsel advising them of their duties and responsibilities in connection with the review of the Advisory Agreements. In preparation for the November 17th meeting, the Independent Directors met on November 3, 2005, to review and discuss with independent legal counsel the information provided by Morningstar.

Based upon their review, the Independent Directors concluded that it was in the best interest of each Fund to renew each relevant Advisory Agreement and, accordingly, recommended to the full Board of each Fund the renewal of each applicable Advisory Agreement. In reaching this conclusion for each Fund, the Independent Directors did not identify any single factor or group of factors as all important or controlling and considered all factors together.

Management Agreements

Nature, Quality and Extent of Services. In reviewing the nature, quality and extent of services provided by the Managers, the Independent Directors considered the services provided by each Manager under the Management Agreements, including administrative services. The Independent Directors considered the experience and skills of senior management responsible for fund operations, the experience and skills of the personnel performing the functions under each Management Agreement and the resources made available to such personnel, the ability of the Managers to attract and retain high-quality personnel, and the organizational depth of the Managers. The Independent Directors concluded that appropriate resources were provided under each Management Agreement. The Independent Directors also considered the delegation of day-to-day portfolio management responsibility to UBS with respect to the Guardian UBS VC Large Cap Value Fund and the Guardian UBS VC Small Cap Value Fund and to BGO with respect to the Baillie Gifford International Growth Fund and the Baillie Gifford Emerging Markets Fund and the Managers’ ability to supervise the activities of the Subadvisors. The Independent Directors concluded each Manager’s supervisory program was satisfactory. The Independent Directors also considered the compliance program established by the Managers and the level of compliance attained by the Managers. Further, the Independent Directors considered that each Manager has had a long-term relationship with the Funds and has demonstrated its past and future commitment to support the Funds. The Independent Directors concluded that a long-term relationship with a capable, conscientious adviser was in the best interest of each Fund. Based upon all relevant factors, the Independent Directors concluded that the nature, quality and extent of the services provided by the Managers to each applicable Fund were satisfactory.

10

■	The Guardian Cash Fund, Inc.

Board Approval of Investment Management Agreements (Unaudited) (Continued)

Investment Performance. The Independent Directors reviewed each Fund’s investment performance over short-term (one-year) and longer-term (three year, five year and ten year) periods, as applicable, and compared those returns to various agreed-upon performance measures, including market indices and peer groups. The Independent Directors received comparative performance information prepared by Morningstar. The Independent Directors also considered whether investment results were consistent with a Fund’s investment objective(s) and policies. For most Funds, the Independent Directors concluded that investment performance met acceptable levels of investment performance. For Funds that experienced underperformance, the Independent Directors reviewed the reasons for the underperformance and the remedial measures taken by the Manager to improve performance. The Independent Directors concluded that the Managers have in place an effective process to monitor performance and that reasonable steps had been implemented to address circumstances of underperformance where appropriate. Therefore, the Independent Directors concluded that it was in the best interests of the Funds to renew the Management Agreements and to continue to closely monitor performance with a particular emphasis on those Funds experiencing underperformance.

Fees and Expenses. The Independent Directors considered each Fund’s management fees and net expense ratios. The Independent Directors received information, based on data supplied by Morningstar, comparing each Fund’s management fee rates and total net expense ratio to advisory fees and total net expense ratios of the mutual funds in its peer group (as selected by Morningstar). The Independent Directors also received and considered information on fee waivers and/or reimbursements for each Fund compared to those of its peer group. The Independent Directors noted that a number of the Funds have received fee waivers for many years and that such fee waivers remained current through the time of the review process.

The Independent Directors also compared each Fund’s management fee rates to fees charged by the Manager for comparable mutual funds. For each Fund, the Independent Directors reviewed the fees charged by other advisors for mutual funds in the Fund’s peer group. GIS provided information on the advisory fees it charges its two institutional accounts and noted the information was not comparable with the Funds because the investment objectives and management style of the institutional accounts were very different than those of the Funds. GBG has no clients other than the Funds.

On the basis of all information provided, the Independent Directors concluded that the management fee schedules for each Fund were reasonable and appropriate in light of the nature, quality and extent of services provided by the Manager.

Profitability. The Independent Directors reviewed detailed information regarding revenues received by each Manager under each Management Agreement, including identification of the estimated direct and indirect costs of the Managers of providing those services to each Fund that are covered under the Management Agreements. The Independent Directors also received information regarding the enterprise-wide profitability of the Managers with respect to all fund services in totality.

For all Funds, based upon the profitability percentage provided, the Independent Directors concluded that the profitability to the applicable Manager from the management of each Fund was not unreasonable.

Economies of Scale. The Independent Directors considered whether there are economies of scale with respect to the management of each Fund and whether the Funds benefit from any such economies of scale through breakpoints in fees or otherwise. The Independent Directors noted that the Guardian UBS VC Small Cap Value Fund and the Guardian Cash Fund had management fee schedules that each contained one breakpoint. The Independent Directors also considered whether the effective management fee rate for each Fund under the Management Agreement is reasonable in relation to the asset size of such Fund. The Independent Directors noted GIS’s representation that it did not anticipate that the Funds would experience any significant economies in the near future, given their asset size. The Independent Directors concluded that, in light of the Funds’ current asset levels, the fee schedule for each Fund reflects an appropriate level of sharing of any economies of scale.

Other Benefits to Manager. The Independent Directors also considered the character and amount of other incidental benefits received by the Managers and their affiliates as a result of their relationship with the Funds. The Independent Directors noted the Managers’ representation that each has the ability to obtain proprietary research as a result of the Funds’ brokerage business that may be used for the benefit of the Funds and other clients of the Managers. The Independent Directors concluded that management fees for each Fund were reasonable in light of these fall-out benefits.

Specific Fund Findings

The Guardian Cash Fund, Inc.

In determining to recommend renewal of the Fund’s Management Agreement, the Independent Directors noted that the Fund pursues an investment strategy that is conservative in nature, even within its peer group of money market funds, with a shorter

11

■	The Guardian Cash Fund, Inc.

Board Approval of Investment Management Agreements (Unaudited) (Continued)

average portfolio maturity and more limited investment in “second tier” securities. The Independent Directors noted that, as a result of this strategy, along with the Fund’s size and fee structure, the Fund underperforms in comparison to its peer group of funds. They also noted that the Fund’s management fee rate is higher than the median for its peer group. However, the Independent Directors concluded that given the size of the Fund, the subsidies provided by the Manager and the Fund’s conservative investment program, performance and the management fees, which include a breakpoint, were reasonable.

Overall Conclusions

Based upon all of the information considered and the conclusions reached, the Independent Directors determined that the terms of each Advisory Agreement continue to be fair and reasonable and that the continuation of each Advisory Agreement is in the best interests of each Fund.

12

■	The Guardian Cash Fund, Inc.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2006, is available free of charge upon request by logging on to www.guardianinvestor.com or the Securities and Exchange Commission’s (SEC) website at www.sec.gov.

Form N-Q

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each year on the Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov, and can be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330.

Code of Ethics

The Fund has adopted a code of ethics for its Principal Executive Officer and Principal Financial Officers (the “Code”). The purpose of the Code is to promote, among other things: honest and ethical conduct, including the handling of conflicts of interest; full, fair, accurate, timely and understandable disclosure in reports and documents filed with the SEC; and compliance with applicable laws and regulations. A copy of the Code has been filed with the SEC on Form N-CSR and can be obtained on the SEC’s website at www.sec.gov.

Copies for all of the above can be obtained free of charge by calling 1-800-221-3253 or by writing to Guardian Investor Services LLC at 7 Hanover Square, New York, New York 10004.

13

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Included in response to Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant’s certifying officers have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s certifying officers are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Separate certifications by the registrant’s certifying officers, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(a)(3) Not applicable.

(b) A certification by the registrant’s certifying officers, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Guardian Cash Fund, Inc.

By:	/s/ Thomas G. Sorell
Thomas G. Sorell
President of
The Guardian Cash Fund, Inc.

Date:	September 6, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas G. Sorell
Thomas G. Sorell
President of
The Guardian Cash Fund, Inc.

Date:	September 6, 2006

By:	/s/ John H. Walter
John H. Walter
Vice President and Treasurer of
The Guardian Cash Fund, Inc.

Date:	September 6, 2006